Financial instruments (Tables)	12 Months Ended
Jun. 30, 2024
Financial instruments [Abstract]
Managing Liquidity Risk by Continually Monitoring Forecast and Actual Cash Flows
The Group manages liquidity risk by continually monitoring forecast and actual cash flows and matching maturity profiles of financial assets and liabilities. Short and long-term cash flow projections are prepared periodically and submitted to the Board.

		Less than 1 year	1-2 years	2-5 years	More than 5 years	Total
Contractual cash flows	Note	$’000	$’000	$’000	$’000	$’000
Consolidated – 2024
Payables	4.7	4,614	-	-	-	4,614
Lease Liabilities	4.7	41	29	13	-	83
Borrowings	4.8	1,200	-	-	-	1,200
Total		5,855	29	13	-	5,897

Consolidated – 2023
Payables	4.7	8,340	-	-	-	8,340
Lease Liabilities	4.7	138	38	43	-	219
Total		8,478	38	43	-	8,559

Financial Assets and Liabilities	There is a foreign exchange exposure where the Group holds financial assets and liabilities in A$. These positions are summarised in the table below.

	Average rate for the year ended June 30 2024	Spot rate at the end of the reporting period 2024
Exchange rates applied during the year:
AUD / USD	0.6557	0.6674

	2024	2023
Financial instruments denominated in United States dollars	US$’000	US$’000
Financial assets
Cash	11,513	11,988
Trade and other receivables	105	103
Financial liabilities
Trade and other payables	(120)	(857)
Provisions	-	-
Lease liabilities	(251)	(201)